License Agreements	12 Months Ended
Dec. 31, 2020
License agreements
License Agreements	License Agreements
University of Michigan License Agreement
In June 2013, the Company entered into a license agreement with the Regents of the University of Michigan (the “University of Michigan”) for a worldwide, exclusive, sublicensable license to the University of Michigan’s interest in certain patent rights jointly owned with the Company, covering the use of
ATR-101
for the treatment of certain indications (the “UM License Agreement”). Due to the Company’s decision to cease investing in the nevanimibe program, effective on March 5, 2021, the Company notified the University of Michigan of its decision to terminate the UM License Agreement, which termination shall be effective April 30, 2021, as agreed to by the University of Michigan.
The Company would have been obligated to make payments to the University of Michigan totaling up to $2.5 million upon the achievement of certain development and commercial milestones. No amounts were paid in 2018 or 2019 related to the achievement of development or commercial milestones. During the year ended December 31, 2019, $0.1 million was paid in order to extend the milestone achievement date of certain development milestones. The Company would have also been required to pay the University of Michigan a low-single
digit royalty percentage on net sales of applicable products, if any.
In addition, $20,000 in annual minimum royalties would have been due under the UM License Agreement for each of 2021 through 2023. Further, beginning in 2024, the Company would have been required to pay an annual fee of $0.2 million which would have been creditable against royalties due, if any, until the expiration or termination of the UM License Agreement.
Assignment agreement with Erasmus University Medical Center and the University of Turin
In connection with its acquisition of Alizé, the Company assumed Alizé’s obligations under an assignment agreement with Erasmus University Medical Center, the University of Turin and certain individuals (collectively “the Assignors”), for certain patents and patent applications relating to livoletide. In March 2021, the Company notified the assignors that it had discontinued its PWS program.
In connection with the assignment, the Company agreed to pay the Assignors a flat, low single digit royalty on net commercial sales of products containing livoletide that are covered by the claims of the assigned intellectual property. Further, upon approval of livoletide by the FDA or EMA, the Company would have been required to pay the Assignors CDN $100,000, which amount would have been deducted from any future royalty payments due to the Assignors. The Company also agreed to pay the Assignors a low single digit percentage of any amounts received in connection with its license of the assigned intellectual property or products containing livoletide that are covered by the claims of the assigned intellectual property.
License Agreement with Roche
On October 16, 2018, the Company entered into a license agreement with F.
Hoffmann-La
Roche Ltd and
Hoffman-La
Roche Inc. (collectively, “Roche”), for a worldwide, exclusive license to Roche’s interest in certain patent rights and know-how
covering, among other things, the use of a neurokinin 3 receptor antagonist (the “Roche License Agreement”). Due to the Company’s decision to discontinue developing the
MLE-301
program, in March 2021, the Company notified Roche that it was terminating the Roche License Agreement effective three months from the date of such notice.
As consideration for the rights granted to the Company under the Roche License Agreement, the Company agreed to pay Roche an up-front
payment. Under the terms of the Roche License Agreement, the Company would have also been obligated to make significant milestone and royalty payments in connection with the attainment of certain development steps and the sale of resulting products with respect to the neurokinin 3 receptor antagonist. In addition, the Company would have been required to share a portion of any net proceeds received in connection with certain agreements that it may enter into with third-parties to develop and commercialize the neurokinin 3 receptor antagonist.